Hedging Derivative Financial Instruments - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Detailed Information About Hedging Instruments [Abstract]
Gain (loss) arising from changes in fair value of the hedged items recognized in other comprehensive income	$ (1)	$ (1)	$ 1
Reclassification of gain (loss) arising from forward exchange contracts	$ 2	$ 1	$ (1)